Financial instruments - Derivative and non-derivative financial instruments (Details) € in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€) item
Reconciliation of changes in fair value measurement
Assets at beginning of period	€ 34,366,558	€ 31,689,036
Assets at end of period	35,754,114	34,366,558	€ 31,689,036	€ 35,754,114
Liabilities at beginning of period	20,387,521
Liabilities at end of period	20,304,935	20,387,521		20,304,935
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period	50,679	188,518	183,054	183,054
Transfer to level 1		(158,551)
Increase	2,804	21,137
Gain / loss recognised in profit or loss	(13,968)	(12,975)	22,489
Foreign currency translation and other changes	3,278	12,550	(17,025)
Assets at end of period	42,793	50,679	188,518	42,793
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	47,690	66,359	89,677	89,677
Increase	46	9,488	17,253
Decrease	(6,499)	(22,499)	(35,764)
Gain / loss recognized in profit or loss	(3,904)	(6,716)	(1,996)
Foreign currency translation and other changes	513	1,058	(2,811)
Liabilities at end of period	37,846	47,690	66,359	37,846
Put option liabilities
Reconciliation of changes in fair value measurement
Put option liabilities exercisable	533,969	561,872	395,759	€ 533,969
Number of put options exercised | item				231
Consideration for put options exercised				€ 85,087
Liabilities at beginning of period	992,423	882,422
Liabilities at end of period	1,468,517	992,423	882,422	1,468,517
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	992,423	882,422	934,425	934,425
Increase	646,271	112,194	51,388
Decrease	(7,026)	(18,495)	(99,877)
Gain / loss recognized in equity	(180,431)	(54,019)	73,993
Foreign currency translation and other changes	17,280	70,321	(77,507)
Liabilities at end of period	€ 1,468,517	€ 992,423	€ 882,422	€ 1,468,517
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value
Reconciliation of changes in fair value measurement
Increase in input	10.00%			10.00%
Increase in fair value due to increase in input	€ 103,061
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities	1.00%			1.00%
Increase in fair value due to increase in input, as percentage of equity	1.00%			1.00%